Loss of Control of Bophelo Bio Science and Wellness (Pty) Ltd. (Details) - Schedule of Financial Performance and Cash Flow Information - Discontinued operations [member]	12 Months Ended
Dec. 31, 2022 USD ($)
Loss of Control of Bophelo Bio Science and Wellness (Pty) Ltd. (Details) - Schedule of Financial Performance and Cash Flow Information [Line Items]
Revenue	$ 31,123
Operating expenses	(1,244,691)
Other expenses	(123,033)
Total revenue	(1,336,601)
Loss on loss of control of subsidiary	(2,085,624)
Loss on discontinued operations	(3,422,225)
Exchange differences on translation of discontinued operations	(450,040)
Other comprehensive income from discontinued operations	(450,040)
Cash flows provided by operating activities	1,060,350
Cash flows used in investing activities	(1,003,529)
Cash flows used in financing activities	(95,696)
Effects of exchange rate changes on cash and cash equivalents	18,909
Net change in cash used in the subsidiary	(19,966)
Carrying amount of net assets immediately prior to loss of control of subsidiary	2,375,840
Reclassification of foreign currency translation reserve	(290,216)
Loss on loss of control of subsidiary	$ 2,085,624